OPERATING LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating Leases
OPERATING LEASES

NOTE 7 — OPERATING LEASES

On March 18, 2021, the Company entered into a lease agreement with New Heights Industrial Park, LLC for a new office and manufacturing space totaling 71,500 square feet in Hagerstown, Maryland. The lease commenced upon the Bureau of Alcohol, Tobacco, Firearms and Explosives (ATF) manufacturing certification received on May 22, 2022, and shall expire 84 months thereafter. The initial monthly rent was $31,877 with annual increases of 3% per annum. The lease agreement grants the Company two successive five-year extension options, with rent for each extension term commencing at 103% of the prior year’s annual rent, subject to timely notice and the absence of default.

Components of operating lease were as follows:

	June 30, 2026	December 31, 2025
Operating lease right-of-use lease asset	$2,465,275	$2,465,275
Accumulated amortization	(1,371,782)	(1,193,637)
Net balance	$1,093,493	$1,271,638

Lease liability, current portion	$387,521	$372,665
Lease liability, long term	791,469	988,471
Total operating lease liabilities	$1,178,990	$1,361,136

Weighted Average Remaining Lease Term – operating leases	34 months	40 months

Weighted Average Discount Rate – operating leases	4.5%	4.5%

Future minimum lease payments under this operating lease as of June 30, 2026, were as follows:

2026 (remainder of year)	$215,268
2027	439,146
2028	452,320
2029	152,252
Total lease payments	1,258,986
Less imputed interest	(79,996)
Maturities of lease liabilities	$1,178,990

Total operating lease expense for the three and six months ended June 30, 2026 and 2025, was $103,543 and $207,086 respectively, and is recorded in selling, general, and administrative expenses in the accompanying interim unaudited condensed statements of operations.

Supplemental cash flows information related to leases was as follows:

	June 30, 2026	June 30, 2025
Cash paid for amounts included in the measurement of lease liability:

Operating cash flows from operating lease	$211,088	$204,939

NOTE 8 — OPERATING LEASES

On March 18, 2021, the Company entered into a lease agreement with New Heights Industrial Park, LLC for a new office and manufacturing space totaling 71,500 square feet in Hagerstown, Maryland. The lease commenced upon the Bureau of Alcohol, Tobacco, Firearms and Explosives (ATF) manufacturing certification received on May 22, 2022, and shall expire 84 months thereafter. The initial monthly rent is $31,877 with annual increases of 3% per annum. The lease agreement grants the Company two successive five-year extension options, with rent for each extension term commencing at 103% of the prior year’s annual rent, subject to timely notice and the absence of default.

Components of lease expense were as follows for the twelve months ended:

	December 31, 2025	December 31, 2024
Operating lease right-of-use lease asset	$2,465,275	$2,465,275
Accumulated amortization	(1,193,637)	(849,223)
Net balance	$1,271,638	$1,616,052

Lease liability, current portion	$372,665	$344,177
Lease liability, long term	988,471	1,361,137
Total operating lease liabilities	$1,361,136	$1,705,314

Weighted Average Remaining Lease Term – operating leases	40 months	52 months

Weighted Average Discount Rate – operating leases	4.5%	4.5%

Future minimum lease payments under this operating lease as of December 31, 2025, were as follows:

2026	$426,355
2027	439,146
2028	452,320
2029	152,252
Total lease payments	1,470,073
Less imputed interest	(108,937)
Maturities of lease liabilities	$1,361,136

Total operating lease expense for the years ended December 31, 2025, and 2024, was $414,172, and is recorded in selling, general, and administrative expenses in the accompanying statements of operations.

Supplemental cash flows information related to leases was as follows:

	December 31,	December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liability:

Operating cash flows from operating lease	$413,937	$401,881